Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Maturities of operating lease liabilities [Table Text Block]
Maturities of operating lease liabilities as of December 31, 2022, are as follows:

Millions of dollars
2023	$396
2024	330
2025	272
2026	229
2027	192
Thereafter	753
Total lease payments	2,172
Less: Imputed interest	(318)
Present value of lease liabilities	$1,854